Income Tax (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense were as follows:

	Six Months Ended June 30,
	2023	2022
Loss before income tax	$(27,727)	$(5,978)
Provision for income tax	$2,124	$2,143
Effective tax rate	(7.7%)	(35.9%)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of our gross unrecognized tax benefits is as follows:

Six Months Ended June
2023
Balance at January 1, 2023	$3,889
Increases (decreases) in tax positions related to prior periods	(1,150)
Balance at June 30, 2023	$2,739